UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02806

Exact name of registrant as specified in charter:	Delaware Group® Cash Reserve

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Investments Ultrashort Fund	June 30, 2016 (Unaudited)

	Principal amount°	Value (U.S. $)
Certificates of Deposit – 11.81%
Banco Estado Chile
0.66% 8/26/16	2,500,000	$2,500,722
Bank of Montreal Chicago
0.86% 12/7/16	1,500,000	1,500,183
0.99% 10/17/16 ≠	1,500,000	1,501,318
Credit Suisse New York
1.20% 1/9/17 ≠	2,000,000	2,003,092
Royal Bank New York
1.28% 1/9/17 ●	3,500,000	3,502,489
Total Certificates of Deposit (cost $11,000,000)		11,007,804

Commercial Paper – 18.51%
Banks – 7.74%
Abbey National Treasury Services 0.41% 7/1/16 ≠	3,000,000	3,000,000
BNP Paribas New York 0.28% 7/1/16 ≠	1,215,000	1,215,000
Westpac Banking 0.90% 10/3/16 ≠	3,000,000	2,995,068
		7,210,068
Colleges & Universities – 5.95%
Cornell University
0.44% 8/11/16 ≠	1,250,000	1,249,363
0.44% 8/24/16 ≠	1,000,000	999,370
Dartmouth College 0.50% 9/19/16 ≠	1,300,000	1,299,675
Princeton University
0.40% 7/15/16 ≠	1,000,000	1,000,019
0.43% 8/18/16 ≠	1,000,000	1,000,037
		5,548,464
Diversified Financial Services – 2.68%
JP Morgan Securities
0.57% 8/2/16 ≠	1,000,000	999,625
0.62% 7/22/16 ≠	1,500,000	1,499,637
		2,499,262
Pharmaceuticals – 2.14%
Sanofi 0.54% 9/13/16 ≠	2,000,000	1,997,833
		1,997,833
Total Commercial Paper (cost $17,251,480)		17,255,627

Corporate Bonds – 34.74%
Banks – 16.69%
Bank of America 6.10% 6/15/17	1,500,000	1,564,428
Branch Banking & Trust 1.45% 5/10/19	1,000,000	1,004,428
Fifth Third Bank 2.30% 3/15/19	1,000,000	1,020,068
JPMorgan Chase
1.85% 3/22/19	1,250,000	1,263,436

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banks (continued)
JPMorgan Chase
3.15% 7/5/16	1,000,000	$1,000,000
Morgan Stanley 6.25% 8/28/17	1,500,000	1,581,588
Oesterreichische Kontrollbank 0.81% 8/10/17 @●	1,500,000	1,501,631
PNC Bank 1.95% 3/4/19	1,500,000	1,523,148
U.S. Bank 1.45% 1/29/18	1,500,000	1,510,686
Wachovia 5.75% 6/15/17	2,000,000	2,086,332
Wells Fargo Bank 1.232% 9/7/17 ●	1,500,000	1,502,653
		15,558,398
Capital Goods – 2.15%
Boeing Capital 2.125% 8/15/16	2,000,000	2,002,276
		2,002,276
Communications – 2.06%
AT&T 2.30% 3/11/19	1,875,000	1,916,150
		1,916,150
Consumer Cyclical – 3.56%
Ford Motor Credit 8.00% 12/15/16	2,000,000	2,060,934
Walgreens Boots Alliance 1.75% 5/30/18	1,250,000	1,260,353
		3,321,287
Consumer Non-Cyclical – 2.71%
Anheuser-Busch Inbev Finance 1.90% 2/1/19	1,250,000	1,272,021
Molson Coors Brewing 1.45% 7/15/19	1,250,000	1,254,089
		2,526,110
Electric – 1.36%
Southern 1.85% 7/1/19	1,250,000	1,266,733
		1,266,733
Electronics – 1.35%
Fortive 144A 1.80% 6/15/19 #	1,250,000	1,258,917
		1,258,917
Healthcare – 1.36%
Aetna 1.90% 6/7/19	1,250,000	1,267,135
		1,267,135
Insurance – 1.35%
Principal Life Global Funding II 144A 1.50% 4/18/19 #	1,250,000	1,255,373
		1,255,373
Technology – 2.15%
Apple 1.00% 5/3/18	2,000,000	2,005,466
		2,005,466
Total Corporate Bonds (cost $32,161,034)		32,377,845

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(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities – 34.46%
Ally Master Owner Trust
Series 2014-1 A1 0.912% 1/15/19 ●	1,000,000	$1,000,167
American Express Credit Account Master Trust
Series 2012-1 A 0.712% 1/15/20 ●	1,130,000	1,130,661
Series 2013-2 A 0.862% 5/17/21 ●	510,000	510,371
American Express Credit Account Secured Note Trust
Series 2012-4 A 0.682% 5/15/20 ●	2,000,000	2,000,999
Bank of America Credit Card Trust
Series 2014-A2 A 0.712% 9/16/19 ●	730,000	730,694
Series 2014-A3 A 0.732% 1/15/20 ●	1,000,000	1,001,489
Series 2015-A1 A 0.772% 6/15/20 ●	1,160,000	1,161,339
BMW Floorplan Master Owner Trust
Series 2015-1A A 144A 0.942% 7/15/20 #●	1,000,000	1,000,061
BMW Vehicle Lease Trust
Series 2016-1 A2B 0.948% 1/22/18 ●	1,000,000	1,002,027
Capital One Multi-Asset Execution Trust
Series 2007-A2 A2 0.522% 12/16/19 ●	1,000,000	999,133
Series 2007-A5 A5 0.482% 7/15/20 ●	1,000,000	996,848
Series 2013-A3 A3 0.96% 9/16/19	1,000,000	1,000,611
Chase Issuance Trust
Series 2012-A10 A10 0.702% 12/16/19 ●	1,000,000	1,000,000
Series 2013-A7 A 0.872% 9/15/20 ●	1,000,000	1,002,006
Series 2014-A5 A5 0.812% 4/15/21 ●	1,010,000	1,008,622
Series 2015-A6 A6 0.692% 5/15/19 ●	750,000	750,331
Citibank Credit Card Issuance Trust
Series 2013-A2 A2 0.732% 5/26/20 ●	1,000,000	1,000,600
Series 2013-A12 A12 0.862% 11/7/18 ●	1,000,000	1,000,234
Discover Card Execution Note Trust
Series 2013-A1 A1 0.742% 8/17/20 ●	1,400,000	1,401,571
Series 2014-A2 A2 0.826% 8/15/19 ●	1,385,000	1,385,125
Series 2015-A1 A1 0.792% 8/17/20 ●	1,860,000	1,863,743
Ford Credit Floorplan Master Owner Trust A
Series 2013-5 A2 0.912% 9/15/18 ●	1,000,000	1,000,107
Series 2015-2 A2 1.012% 1/15/22 ●	1,000,000	997,203
Hyundai Auto Lease Securitization Trust
Series 2016-A A2B 144A 0.992% 7/16/18 #●	1,000,000	1,000,841
Mercedes-Benz Master Owner Trust
Series 2015-AA A 144A 0.762% 4/15/19 #●	2,000,000	2,000,000
Nissan Auto Receivables Owner Trust
Series 2016-A A2B 0.792% 2/15/19 ●	1,000,000	1,001,225
Nissan Master Owner Trust Receivables
Series 2015-A A1 0.842% 1/15/20 ●	1,175,000	1,173,061

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Schedule of investments
Delaware Investments Ultrashort Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Volvo Financial Equipment
Series 2016-1A A3 144A 1.67% 2/18/20 #	2,000,000	$2,003,077
Total Non-Agency Asset-Backed Securities
(cost $32,081,024)		32,122,146

Total Value of Securities – 99.52%
(cost $92,493,538)		92,763,422

Receivables and Other Assets Net of Liabilities – 0.48%		445,164
Net Assets Applicable to 9,282,019 Shares Outstanding – 100.00%		$93,208,586

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2016, the aggregate value of Rule 144A securities was $8,518,269, which represents 9.14% of the Fund’s net assets.
@	Illiquid security. At June 30, 2016, the aggregate value of illiquid securities was $1,501,631, which represents 1.61% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars.
●	Variable rate security. The rate shown is the rate as of June 30, 2016. Interest rates reset periodically.

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Notes
Delaware Investments Ultrashort Fund	June 30, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Cash Reserve (Trust) - Delaware Investments Ultrashort Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Securities are valued at amortized cost, which approximates market value. Other debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At June 30, 2016, the cost of investments for federal income tax purposes has been established since final tax characteristics cannot be determined until fiscal year end. At June 30, 2016, the cost of investments and unrealized appreciation (depreciation) of investments were as follows:

Cost of investments	$92,493,538
Aggregate unrealized appreciation of investments	$270,235
Aggregate unrealized depreciation of investments	(351)
Net unrealized appreciation of investments	$269,884

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of June 30, 2016:

Securities	Level 2
Certificates of Deposit	$11,007,804
Commercial Paper	17,255,627
Corporate Debt	32,377,845
Non-Agency Asset-Backed Securities	32,122,146
Total Value of Securities	$92,763,422

During the period ended June 30, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relations to net assets. At June 30, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to June 30, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: